Note 4 - Real Estate Assets Held for Sale - Real Estate Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Real estate assets held for sale (note 4) - current	$ 10,741
Real estate assets held for sale (note 4) - noncurrent	247,376
Total real estate assets held for sale	258,117
Liabilities related to real estate assets held for sale - current	(36,191)
Liabilities related to real estate assets held for sale - non-current	(127,703)
Total liabilities related to real estate assets held for sale	(163,894)
Total net real estate assets held for sale	$ 94,223